INVESTMENTS (Summary of Available-for-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Original Cost	$ 48,527	$ 49,522
Gross Unrealized Gain	7,023	10,120
Gross Unrealized losses	(3,911)	(3,615)
Fair Value	51,639	56,027
Color Life Service Group [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost	13,583	13,583
Gross Unrealized Gain	7,023	10,120
Gross Unrealized losses
Fair Value	20,606	23,703
Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost	34,944	34,944	$ 34,944
Gross Unrealized Gain
Gross Unrealized losses	(3,911)	(3,605)
Fair Value	$ 31,033	31,339
Yirendai Ltd [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost		995
Gross Unrealized Gain
Gross Unrealized losses		(10)
Fair Value		$ 985